OTHER ACCOUNTS RECEIVABLES AND PREPAID EXPENSES (Tables)	12 Months Ended
Dec. 31, 2012
OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES [Abstract]
Schedule of Other Accounts Receivables and Prepaid Expenses
	December 31,
	2012	2011

Government authorities	$172	$180
Prepaid expenses	344	304
Foreign currency forward and options contracts	517	--
Grants receivable from the OCS	2,313	723
Accrued interest	577	357
Others	382	273

Total	$4,305	$1,837